Deferred Sales Inducements (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Deferred Sales Inducement

DSI at December 31, and the changes in the balance for years then ended, are as follows:

	2014	2013	2012
Balance, beginning of year	$18,345	18,745	22,756
Capitalization	2,370	1,842	1,736
Interest	971	987	1,262
Amortization	(1,762)	(5,171)	(6,664)
Change in shadow DSI	(414)	1,942	(345)

Balance, end of year	$19,510	18,345	18,745